                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cardinal Capital Management, LLC
Address: One Fawcett Place
         Greenwich, CT 06830


Form 13F File Number: 28-4549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy K. Minella
Title:   Managing Director
Phone:   (203) 863-8981

Signature, Place, and Date of Signing:

    /s/ Amy K. Minella           Greenwich, CT    February 12, 2002
    __________________           _______________  _________________
    [Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:











































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     $332,010,000

List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



































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
                                                   Form 13F INFORMATION TABLE
                                               Cardinal Capital Management, L.L.C.
                                                        December 31, 2001

                                                MARKET    SHRS
                      TITLE                     VALUE     OR       SH/ PUT   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS      CUSIP       (X1000)   PRN AMT  PRN CALL  DISCRETION     MGRS    SOLE    SHARED    NONE
--------------        --------      -----       -------   ------   --------  ----------     ----    ----------------------
Albemarle Corp        Common Stock  012653101    $4,781   199,200             Sole                  199,200            199,200
Alpharma Inc.         Common Stock  020813101    $7,007   264,900             Sole                  264,900            264,900
Arizona Land Income   Common Stock  040515108      $481   105,650             Sole                  105,650            105,650
Avaya Inc.            Common Stock  053499109    $4,958   408,100             Sole                  408,100            408,100
Bausch & Lomb Inc.    Common Stock  071707103    $1,811    48,100             Sole                   48,100             48,100
Belden, Inc.          Common Stock  077459105    $4,274   181,500             Sole                  181,500            181,500
Caremark Rx Inc.      Common Stock  141705103   $10,274   629,900             Sole                  629,900            629,900
Chemed Corp           Common Stock  163596109    $7,472   220,400             Sole                  220,400            220,400
Columbian Rope Co.    Common Stock  198684102      $798     6,940             Sole                    6,940              6,940
Constellation Brands  Common Stock  21036P108   $11,454   267,300             Sole                  267,300            267,300
Corinthian Colleges   Common Stock  218868107    $6,301   154,100             Sole                  154,100            154,100
Covanta Energy Corp.  Common Stock  22281N103    $4,530 1,002,164             Sole                1,002,164          1,002,164
Crown City Plating Co Common Stock  228237103      $359    35,500             Sole                   35,500             35,500
Crown Pacific
  Partners            Common Stock  228439105    $5,695   958,700             Sole                  958,700            958,700
Dean Foods Co.        Common Stock  242370104    $7,983   117,050             Sole                  117,050            117,050
Del Monte Foods       Common Stock  24522P103    $9,126 1,072,400             Sole                1,072,400          1,072,400
Delta & Pine Land Co. Common Stock  247357106    $9,249   408,700             Sole                  408,700            408,700
El Paso Electric      Common Stock  283677854   $13,639   940,600             Sole                  940,600            940,600
Electro Rent Corp.    Common Stock  285218103    $4,546   352,700             Sole                  352,700            352,700
Electronics for
  Imaging             Common Stock  286082102    $3,690   165,400             Sole                  165,400            165,400
Emcor Group           Common Stock  29084Q100    $3,491    76,900             Sole                   76,900             76,900
FMC Corp.             Common Stock  302491303    $4,876    81,950             Sole                   81,950             81,950
FMC Technologies Inc. Common Stock  30249U101    $6,060   368,400             Sole                  368,400            368,400
First City Liq Trust
  Cert                Common Stock  3.38E+112    $6,662   493,497             Sole                  493,497            493,497
GP Strategies         Common Stock  36225V104    $3,542   932,200             Sole                  932,200            932,200
Gables Residential    Common Stock  362418105    $3,360   113,500             Sole                  113,500            113,500
Gentiva Health
  Services            Common Stock  37247A102    $3,286   149,700             Sole                  149,700            149,700
Handleman Co.         Common Stock  410252100    $5,977   402,500             Sole                  402,500            402,500
Heidrich & Struggles  Common Stock  422819102    $6,048   333,200             Sole                  333,200            333,200
Hollinger Int'l       Common Stock  435569108   $12,494 1,067,900             Sole                1,067,900          1,067,900
Ikon Office Solutions Common Stock  451713101    $1,789   153,000             Sole                  153,000            153,000
Jack in the Box       Common Stock  466367109   $12,228   444,020             Sole                  444,020            444,020
KB Home               Common Stock  48666K109    $9,969   248,600             Sole                  248,600            248,600
Lancaster Colony
  Corp.               Common Stock  513847103   $12,709   357,900             Sole                  357,900            357,900
Landstar System Inc.  Common Stock  515098101    $1,827    25,200             Sole                   25,200             25,200


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Lone Star Steakhouse  Common Stock  542307103    $3,748   252,700             Sole                  252,700            252,700
Macerich Co.          Common Stock  554382101    $4,881   183,500             Sole                  183,500            183,500
Owens Illinois Inc.   Common Stock  690768403    $3,451   345,400             Sole                  345,400            345,400
Oxford Health Plans   Common Stock  691471106   $13,344   442,750             Sole                  442,750            442,750
Pittston Brink's Grp. Common Stock  725701106    $6,511   294,600             Sole                  294,600            294,600
Playtex               Common Stock  72813P100    $9,318   955,700             Sole                  955,700            955,700
Pure Resources Inc.   Common Stock  7.46E+106    $3,341   166,200             Sole                  166,200            166,200
RH Donnelley Corp.    Common Stock  74955W307    $1,682    57,900             Sole                   57,900             57,900
Rainbow Media Group   Common Stock  12686C844    $1,803    73,000             Sole                   73,000             73,000
Senior Housing
  Proptys             Common Stock  81721M109    $1,965   141,300             Sole                  141,300            141,300
Speedway Motorsports  Common Stock  847788106   $10,250   405,450             Sole                  405,450            405,450
Spherion Corp.        Common Stock  848420105    $2,232   228,700             Sole                  228,700            228,700
Spinnaker Exploration Common Stock  84855W109    $2,498    60,700             Sole                   60,700             60,700
Station Casinos Inc.  Common Stock  857689103    $7,705   688,600             Sole                  688,600            688,600
Sunoco, Inc.          Common Stock  86764P109    $7,278   194,900             Sole                  194,900            194,900
T. Rowe Price Group   Common Stock  74144T108    $2,004    57,700             Sole                   57,700             57,700
Taubman Centers Inc.  Common Stock  876664103    $3,194   215,100             Sole                  215,100            215,100
Timberland            Common Stock  887100105    $5,354   144,400             Sole                  144,400            144,400
Trizec Hahn Corp.     Common Stock  896938107    $6,892   439,000             Sole                  439,000            439,000
Unisource Energy      Common Stock  909205106      $751    41,300             Sole                   41,300             41,300
United Defense Ind.   Common Stock  91018B104    $9,451   449,000             Sole                  449,000            449,000
Viad Corp.            Common Stock  92552R109    $7,911   334,100             Sole                  334,100            334,100
Wellsford Real Prpts. Common Stock  950240200    $3,698   192,400             Sole                  192,400            192,400

                      REPORT SUMMARY           $332,010


























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